COVER LETTER

October 17, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund II

(1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund II pursuant to
Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for MML Strategic Emerging Markets Fund dated May 1, 2013, as filed under Rule 497(e) on October 4, 2013. The purpose of this filing is to submit the 497(e) filing dated October 4, 2013 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/ Andrew M. Goldberg
Andrew M. Goldberg
Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company
Vice President, Secretary, and Chief Legal Officer, MML Series Investment Fund II